NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

11006521

April 8, 2011

CGGNYS
001-07511

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

AMENDMENT to Certification filed on April 8, 2011

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, State Street Corporation (Guarantor) and State Street Capital Trust III (Issuer), Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities (and guarantees with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 24, 2011. Tentative listing date – April 11, 2011.

Sincerely,